Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Raw materials	$ 155	$ 156	$ 143
Production materials, stores and supplies	88	85	84
Finished and in-process goods	402	338	327
Total inventories	$ 645	$ 579	$ 554